Annual Total Returns[BarChart] - PIMCO GNMA and Government Securities Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.41%	3.01%	(2.37%)	6.01%	1.33%	1.82%	2.05%	0.82%	6.55%	5.76%